Financial liabilities - Narrative (Details) SFr in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2022 CHF (SFr) creditFacility	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)
Disclosure of financial liabilities [line items]
Other current financial liabilities	SFr 26,323		SFr 20,096
Number of overdraft facilities | creditFacility	3
Bank overdraft facility one, CHF
Disclosure of financial liabilities [line items]
Credit facility, maximum borrowing capacity	SFr 100,000
Bank overdraft facility two, CHF
Disclosure of financial liabilities [line items]
Credit facility, maximum borrowing capacity	25,000
Bank overdraft facility three, USD
Disclosure of financial liabilities [line items]
Credit facility, maximum borrowing capacity | $		$ 35.0
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Other current financial liabilities	26,323		20,089
Financial liabilities at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Other current financial liabilities	8,999		6,458
Financial liabilities at amortized cost | Other financial liabilities | Customer return refunds
Disclosure of financial liabilities [line items]
Other current financial liabilities	SFr 8,900		SFr 4,100